Revenues (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Adjustments to revenues	$ 227	$ (31)
Provisionally priced sales			$ 6,909
Revenues	9,667	6,203	17,173	$ 20,055
Toll Milling Arrangement [Member]
Statement Line Items [Line Items]
Revenues		$ 430	$ 496	$ 508